CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A Ordinary shares subject to possible redemption
Common shares, shares issued	34,500,000	34,500,000
Common shares, shares outstanding	34,500,000	34,500,000
Temporary equity, shares outstanding	34,500,000	0
Purchase price, per unit	$ 10.00	$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B Ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	8,625,000	8,625,000
Common shares, shares outstanding	8,625,000	8,625,000